Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carrying forward		¥ 150,777	¥ 131,486
Allowance for credit losses		238,613	247,404
Payroll and accrued expenses		3,993	7,750
Deductible advertisement expenses			881
Equity investment impairment		76,896	62,945
Intangible assets	[1]	17,408	20,949
Accounts payable write-off benefit		(96,984)	(88,262)
Gross deferred tax assets		390,703	383,153
Less: valuation allowance		(390,703)	(383,153)	¥ (390,721)	¥ (384,382)
Net deferred tax assets

[1]	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted in a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.